Stock Based Compensation - RSUs (Details) - $ / shares			12 Months Ended
		Aug. 04, 2014	Dec. 31, 2015		Dec. 28, 2014	Dec. 29, 2013	Dec. 31, 2012
RSUs
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, shares			840,000	[1],[2]	633,000	402,000	0
Outstanding, Weighted Average Fair Value			$ 58.39	[1],[2]	$ 68.76	$ 57.69	$ 0.00
Grants in period, shares			457,000		521,000	422,000
Grants in period, Weighted Average Fair Value			$ 57.18		$ 78.58	$ 57.64
Forfeitures in Period, shares			(151,000)		(86,000)	(20,000)
Forfeitures in Period, Weighted Average Fair Value			$ 58.80		$ 68.10	$ 56.60
Vested and issued in period, shares			(203,000)		(149,000)
Vested and issued in period, Weighted Average Fair Value			$ 66.65		$ 63.70
Adjustment due to Publishing Spin-off, shares	[3]				(55,000)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instrument Other Than Options, Special Cash Dividend Adjustments			89,000
Outstanding and nonvested, Weighted Average Remaining Contractual Term (in years)			2 years 3 months 15 days	[1],[2]	2 years 8 months 9 days	3 years 1 month 6 days
RSUs cancelled from Publishing Spin-off, shares		94,365
Increase in stock based compensation to preserve intrinsic value, shares		38,846
RSU Dividend Equivalent Unit (DEU) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Grants in period, shares			16,000
Grants in period, Weighted Average Fair Value			$ 41.71
Forfeitures in Period, shares			(1,000)
Forfeitures in Period, Weighted Average Fair Value			$ 44.26
Geographic Distribution, Foreign | RSUs
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, shares			7,906
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			4 years

[1]	(2) Includes 7,906 RSUs which were granted to foreign employees and which the Company expects to settle in cash. These RSUs generally vest over a four year period. The fair value of these RSUs at December 31, 2015 was not material.
[2]	(3) The weighted average fair value of outstanding RSUs as of December 31, 2015 reflects the adjustment for the Special Cash Dividend.
[3]	(1)As of the date of the Publishing Spin-off, 94,365 of RSUs attributable to employees of Tribune Publishing were cancelled, offset by an increase of 38,846 RSUs to preserve the fair value of outstanding RSUs attributable to Tribune Media Company employees.